Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other long-term liabilities [Abstract]
Schedule of Other Long-Term Liabilities
	December 31	December 31
	2018	2017
	€ in thousands
Government authorities	209	239
Derivatives	3,362	4,312
Forward contracts (1)	1,730	-
Liabilities for employees benefits	19	4

	5,320	4,555

(1)
The Company closed euro/USD forward contracts with an accumulated loss of approximately €1,730 thousand (approximately $1,982) that are expected to be received between 2021 and 2022 (depending on the relevant dates of the forward positions).